Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 10.8	$ 9.3	$ 14.0
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.1	7.7	5.9
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.4	8.4	14.1
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.7	3.4	2.2
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.9	1.5	1.4
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.5	5.2	1.7
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.0	4.6	2.0
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(17.2)	(10.6)	(7.4)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.7	13.4	13.9
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	40.7	$ 27.4	$ 24.7
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.8
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.5
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.1
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.5
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.1
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.6
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.8
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(12.7)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.1
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	45.1
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	19.4
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.0
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	19.8
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.7
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.9
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.9
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.8
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	19.4
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	64.4
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.0
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.8
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.5
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.5
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	0.9
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.9
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.0
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.9
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 22.3